ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
ORDINARY SHARES

15. ORDINARY SHARES

Upon completion of the IPO in December 2010, the authorized share capital of the Company was US$100 divided into 9,340,238,793 Class A ordinary shares of par value US$0.00001 each and 659,761,207 Class B ordinary shares of par value US$0.00001 each. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to three votes. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity which is not an affiliate of such holder, such Class B ordinary shares shall be automatically and immediately converted into the equal number of Class A ordinary shares. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of holders of all other classes of shares outstanding.

Upon completion of the secondary offering in May 2011, 151,380,000 Class A ordinary shares were issued. In August and September 2011, total of 199,314 Class B ordinary shares were converted to Class A ordinary shares. As of December 31, 2011, there were 1,395,435,339 and 659,561,893 Class A and Class B ordinary shares outstanding, respectively.